Derivative instruments and hedging activities - Summary of estimated fair values and maturity analysis for notional amounts of sony's outstanding derivative instruments (Detail)
¥ in Millions, yr in Millions
	Mar. 31, 2025 JPY (¥) yr yen	Mar. 31, 2024 JPY (¥) yen
Cash flow hedges [member] | Foreign exchange forward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Asset derivatives | ¥	¥ 178
Liability derivatives | ¥		¥ 1,580
Nominal amount of hedging instrument	14,292,000,000	92,973,000,000
Cash flow hedges [member] | Currency option contracts purchased [member]
Disclosure of detailed information about hedging instruments [line items]
Asset derivatives | ¥	¥ 777	¥ 70
Nominal amount of hedging instrument	43,144,000,000	17,224,000,000
Cash flow hedges [member] | Currency option sold contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Liability derivatives | ¥	¥ 671	¥ 791
Nominal amount of hedging instrument	44,365,000,000	17,554,000,000
Cash flow hedges [member] | Interest rate swap agreements [member]
Disclosure of detailed information about hedging instruments [line items]
Asset derivatives | ¥	¥ 25,139	¥ 33,098
Nominal amount of hedging instrument	179,232,000,000	181,704,000,000
Cash flow hedges [member] | Within 1Year [member] | Foreign exchange forward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	14,292,000,000	92,973,000,000
Average rate (JPY/USD) / Average unit price	150.4	145.7
Cash flow hedges [member] | Within 1Year [member] | Currency option contracts purchased [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	43,144,000,000	17,224,000,000
Average rate (JPY/USD) / Average unit price	145.8	140
Cash flow hedges [member] | Within 1Year [member] | Currency option sold contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	44,365,000,000	17,554,000,000
Average rate (JPY/USD) / Average unit price	149.9	142.7
Cash flow hedges [member] | Later than one year [member] | Interest rate swap agreements [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	179,232,000,000	181,704,000,000
Average rate	1.50%	1.50%
Fair value hedges [member] | Interest rate swap agreements [member]
Disclosure of detailed information about hedging instruments [line items]
Asset derivatives | ¥	¥ 15,029
Liability derivatives | ¥	¥ 1,567
Nominal amount of hedging instrument | yr	411,204
Fair value hedges [member] | Bond futures contracts written [member]
Disclosure of detailed information about hedging instruments [line items]
Liability derivatives | ¥	¥ 2,509
Nominal amount of hedging instrument | yr	124,401
Fair value hedges [member] | Within 1Year [member] | Bond futures contracts written [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | yr	124,401
Average unit price	119.8
Fair value hedges [member] | Later than one year [member] | Interest rate swap agreements [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | yr	411,204
Average rate	3.00%